UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
(formerly RHJ MID CAP PORTFOLIO)
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.8%
	Shares	Value
CONSUMER DISCRETIONARY — 21.3%
Brunswick	2,589	$140,531
Garmin	1,408	73,723
Genesco*	2,081	148,687
Guess?	3,923	73,674
Harman International Industries	945	122,500
Hasbro	1,916	105,227
Nordstrom	2,091	159,334
Norwegian Cruise Line Holdings*	3,497	153,029
Sotheby’s	1,880	79,994
Urban Outfitters*	1,545	53,859

		1,110,558

CONSUMER STAPLES — 3.7%
Pinnacle Foods	5,397	194,130

ENERGY — 1.1%
Whiting Petroleum*	1,874	56,258

FINANCIALS — 3.8%
CBRE Group, Cl A*	3,754	121,404
Comerica	1,847	76,651

		198,055

HEALTH CARE — 14.6%
Bio-Techne Corp	867	80,648
Bruker*	4,443	83,795
Catamaran*	1,985	99,072
Edwards Lifesciences*	852	106,798
Endo International*	2,274	181,033
Mednax*	1,888	128,176
STERIS	1,226	79,960

		759,482

INDUSTRIALS — 21.4%
Allison Transmission Holdings, Cl A	5,286	165,557
CLARCOR	2,597	162,390
Genesee & Wyoming, Cl A*	1,241	102,320
IDEX	1,358	98,251
Middleby*	1,094	103,952
Nordson	1,346	98,070
Pentair	1,326	81,960
Ritchie Bros Auctioneers	4,187	104,675
WABCO Holdings*	1,045	99,453
Xylem	2,968	101,209

		1,117,837

INFORMATION TECHNOLOGY — 22.2%
Cognizant Technology Solutions, Cl A*	2,231	120,764

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
(formerly RHJ MID CAP PORTFOLIO)
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
FactSet Research Systems	642	$92,185
FLIR Systems	4,427	133,695
IPG Photonics*	1,468	109,571
Linear Technology	2,085	93,700
Microchip Technology	3,303	148,965
National Instruments	3,173	95,444
NVIDIA	5,880	112,926
Teradyne	7,641	138,302
Trimble Navigation*	4,627	110,308

		1,155,860

MATERIALS — 3.9%
Air Products & Chemicals	708	103,092
Cytec Industries	2,057	98,715

		201,807

UTILITIES — 2.8%
ITC Holdings	3,398	144,551

TOTAL COMMON STOCK (Cost $4,193,107)		4,938,538

SHORT-TERM INVESTMENT (A) — 5.2%
CASH EQUIVALENT — 5.2%
Dreyfus Treasury Cash Management Fund Cl A, 0.010% (Cost $272,937)	272,937	272,937

TOTAL INVESTMENTS — 100.0% (Cost $4,466,044) †		$5,211,475

Percentages are based on Net Assets of $5,209,959.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
Cl	Class
†	At January 31, 2015 the tax basis cost of the Fund’s investments was $4,466,044, and the unrealized appreciation and depreciation were $870,495 and $(125,064), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
(formerly RHJ MID CAP PORTFOLIO)
JANUARY 31, 2015
(Unaudited)

As of January 31, 2015 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2300

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK ‡ — 98.6%
	Shares	Value
CONSUMER DISCRETIONARY — 16.3%
Cinemark Holdings	31,800	$1,182,006
Helen of Troy*	20,800	1,564,576
Imax*	43,600	1,453,188
Oxford Industries	12,566	702,942
Red Robin Gourmet Burgers*	7,802	604,655
Texas Roadhouse, Cl A	24,600	826,314
Tumi Holdings*	40,300	913,601
Vera Bradley*	32,400	617,868

		7,865,150

CONSUMER STAPLES — 2.9%
Snyders-Lance	23,300	677,797
SunOpta*	70,600	738,476

		1,416,273

ENERGY — 2.5%
Gulfport Energy*	15,100	581,199
Helix Energy Solutions Group*	16,500	309,705
Sanchez Energy*	29,900	333,086

		1,223,990

FINANCIALS — 7.6%
Cathay General Bancorp	30,400	726,256
Columbia Banking System	26,680	678,472
First Cash Financial Services*	14,500	720,940
Glacier Bancorp	30,100	670,327
UMB Financial	17,600	853,952

		3,649,947

HEALTH CARE — 20.4%
Akorn*	26,400	1,124,112
Albany Molecular Research*	29,600	483,368
AMN Healthcare Services*	61,000	1,148,020
Analogic	13,500	1,100,655
Bruker*	45,000	848,700
Cyberonics*	15,700	872,449
HealthSouth	22,800	1,005,480
HMS Holdings*	41,200	815,142
Horizon Pharma*	34,000	558,620
Owens & Minor	23,050	789,002
Team Health Holdings*	20,900	1,080,530

		9,826,078

INDUSTRIALS — 17.0%
Albany International, Cl A	23,000	784,990
Forward Air	22,400	1,005,760
Hexcel	12,400	548,452
Korn*	37,800	1,077,300
Matson	33,100	1,150,225

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Mueller Water Products, Cl A	95,400	$975,942
Polypore International*	14,200	635,024
Steelcase, Cl A	61,700	1,041,496
Tennant	15,100	984,671

		8,203,860

INFORMATION TECHNOLOGY — 26.6%
Ambarella*	17,300	956,863
Blackhawk Network Holdings, Cl A*	18,500	617,160
Blackhawk Network Holdings, Cl B*	13,400	443,674
Coherent*	13,400	829,192
Cray*	24,300	789,507
Diebold	26,300	820,560
Electronics for Imaging*	18,700	722,755
EPAM Systems*	17,900	875,847
FARO Technologies*	16,705	924,622
Integrated Device Technology*	43,900	802,931
Ixia*	84,700	858,858
Knowles*	21,300	451,773
MAXIMUS	15,000	835,800
NICE Systems ADR	26,771	1,310,440
Plantronics	16,400	751,612
PTC*	24,700	825,227

		12,816,821

MATERIALS — 5.3%
HB Fuller	18,300	753,045
PH Glatfelter	32,400	740,988
Sensient Technologies	17,200	1,049,200

		2,543,233

TOTAL COMMON STOCK (Cost $40,534,157)		47,545,352

SHORT-TERM INVESTMENT (A) — 1.7%
CASH EQUIVALENT — 1.7%
Dreyfus Treasury Cash Management Fund Cl A, 0.010% (Cost $841,347)	841,347	841,347

TOTAL INVESTMENTS — 100.3%
(Cost $41,375,504) †		$48,386,699

Percentages are based on Net Assets of $48,236,148.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
‡	More narrow industries are utilized for compliance purpose, whereas broad sectors are utilized for reporting purpose
ADR	American Depositary Receipt
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2015
(Unaudited)

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $41,375,504, and the unrealized appreciation and depreciation were $8,943,062 and $(1,931,867), respectively.

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2300

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value
CONSUMER DISCRETIONARY — 17.5%
Build-A-Bear Workshop, Cl A*	21,300	$439,206
Capella Education	7,100	482,729
Carmike Cinemas*	13,900	384,613
Cavco Industries*	7,700	566,027
Citi Trends*	29,500	675,255
Eros International*	24,500	459,620
EVINE Live*	87,522	548,763
Fox Factory Holding*	37,300	566,587
Libbey	14,400	471,024
Liberty Tax*	7,657	275,652
Lifetime Brands	23,556	371,713
MarineMax*	37,900	966,829
Shoe Carnival	21,050	488,781
Steiner Leisure*	4,400	191,928

		6,888,727

CONSUMER STAPLES — 1.0%
Inter Parfums	15,500	389,825

ENERGY — 1.1%
Abraxas Petroleum*	103,533	306,458
Comstock Resources	27,600	111,504

		417,962

FINANCIALS — 5.9%
Lakeland Financial	10,800	407,592
Pacific Continental	27,100	342,544
Square 1 Financial, Cl A*	30,000	697,800
State Bank Financial	23,100	421,806
United Insurance Holdings	18,100	442,183

		2,311,925

HEALTH CARE — 21.7%
AngioDynamics*	38,400	739,008
Cambrex*	28,400	637,012
Harvard Bioscience*	78,397	408,448
Healthways*	18,500	381,470
Hyperion Therapeutics*	22,800	576,840
IGI Laboratories*	44,000	438,240
Inogen*	17,000	520,200
LeMaitre Vascular	43,450	343,690
LHC Group*	24,300	722,196
Natus Medical*	20,900	785,840
Omnicell*	13,500	429,705
Providence Service*	10,300	401,700
Repligen*	19,000	461,510
SurModics*	24,500	561,540

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Trinity Biotech ADR	24,924	$462,091
US Physical Therapy	17,800	690,462

		8,559,952

INDUSTRIALS — 21.7%
Alamo Group	8,100	364,905
Apogee Enterprises	19,100	826,266
Astronics*	13,836	770,527
Celadon Group	24,000	571,920
Dynamic Materials	26,100	369,576
Echo Global Logistics*	25,900	683,760
Exponent	8,600	689,204
GP Strategies*	24,200	807,796
Heritage-Crystal Clean*	36,200	461,550
John Bean Technologies	22,400	676,256
LB Foster, Cl A	11,000	521,510
Lydall*	18,700	515,185
Neff, Cl A*	23,900	221,314
NN	23,400	539,370
Park-Ohio Holdings	6,700	357,981
Universal Truckload Services	7,200	169,632

		8,546,752

INFORMATION TECHNOLOGY — 22.0%
CalAmp*	28,400	508,644
Calix*	28,000	268,800
Checkpoint Systems*	29,000	375,840
ePlus*	10,400	701,376
Everyday Health*	27,400	380,312
Fabrinet*	31,200	509,496
GSI Group*	28,400	375,448
Immersion*	39,400	370,754
Kofax*	73,100	503,659
Mavenir Systems*	32,900	393,813
MaxLinear, Cl A*	46,600	375,130
Maxwell Technologies*	37,600	299,296
Nanometrics*	29,900	464,646
Newport*	32,600	603,752
Perficient*	24,600	442,800
PROS Holdings*	14,264	346,472
Sykes Enterprises*	28,400	639,568
WNS Holdings ADR*	27,072	609,120
Xcerra*	65,000	499,200

		8,668,126

MATERIALS — 3.7%
Horsehead Holding*	41,500	557,760
Myers Industries	28,900	481,185

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Synalloy	25,541	$426,535

		1,465,480

TELECOMMUNICATION SERVICES — 1.0%
Vonage Holdings*	93,700	393,540

TOTAL COMMON STOCK (Cost $31,724,072)		37,642,289

SHORT-TERM INVESTMENT (A) — 5.2%
CASH EQUIVALENT— 5.2%
Dreyfus Treasury Cash Management Fund
Cl A, 0.010% (Cost $2,031,103)	2,031,103	2,031,103

TOTAL INVESTMENTS — 100.8% (Cost $33,755,175) †		$39,673,392

Percentages are based on Net Assets of $39,360,695.

*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
ADR	American Depositary Receipt
Cl	Class

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $33,755,175, and the unrealized appreciation and depreciation were $7,567,185 and $(1,648,968), respectively.

As of January 31, 2015 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015